Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 38,530	$ 29,676
Senior unsecured debt	147,547	59,965
of which: contributes to total loss-absorbing capacity (TLAC)	101,939	42,073
of which: issued by UBS AG standalone with original maturity greater than one year	18,446	17,892
of which: issued by Credit Suisse AG with original maturity greater than one year	24,609
Covered bonds	5,214	0
Subordinated debt	17,644	16,017
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments	10,744	9,882
of which: eligible as low-trigger loss-absorbing additional tier 1 capital instruments	1,214	1,189
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments	0	2,422
of which: eligible as non-Basel III-compliant tier 2 capital instruments	538	536
Debt issued through the Swiss central mortgage institutions	27,377	8,962
Other long-term debt	1,506
Long-term debt	199,288	84,945
Total debt issued measured at amortized cost	$ 237,817	$ 114,621
Unsecured portion of total debt issued measured at amortized cost	100.00%
of which: Credit Suisse
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 1,245
Long-term debt	$ 45,640